Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous equity [abstract]
Legal reserve	₩ 782,249	₩ 782,249
Voluntary reserves	4,651,362	4,651,362
Unappropriated retained earnings	9,042,256	8,821,705
Total	₩ 14,475,867	₩ 14,255,316